COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company enters into various agreements containing standard indemnification provisions. The Company's indemnification obligations under such provisions are typically in effect from the date of execution of the applicable agreement through the end of the applicable statute of limitations. The aggregate maximum potential future liability of the Company under such indemnification provisions is uncertain. As of September 30, 2014 and 2013, no amounts have been accrued related to such indemnification provisions.

From time to time, the Company may be exposed to litigation in connection with its operations. The Company’s policy is to assess the likelihood of any adverse judgments or outcomes related to legal matters, as well as ranges of probable losses.

MIT Licensing Agreement

In December, 2007, the Company entered into a license agreement with MIT pursuant to which the Company acquired an exclusive world-wide license to develop and commercialize technology related to self-assembling peptide compositions, and methods of making and using such compositions in medical and non-medical applications, including claims that cover the Company’s proposed products and methods of use thereof. The license also provides non-exclusive rights to additional intellectual property in the fields that cover the Company’s proposed products and methods of use thereof, in order to provide freedom to operate. The license provides the Company a right to sublicense the exclusively licensed intellectual property. The Company has not sublicensed the exclusively licensed intellectual property to any party for any field.

In exchange for the licenses granted in the agreement, the Company has paid MIT license maintenance fees and patent prosecution costs. The Company paid license maintenance fees of $35,000 to MIT in the fiscal year ended September 30, 2014 and $25,000 in the fiscal year ended September 30, 2013. For the years ended September 30, 2014 and 2013, the annual MIT license maintenance fees of $45,000 and $35,000, respectively, are included in accrued expenses and other liabilities on the Balance Sheet. The license maintenance fees and patent prosecution costs cover the contract year beginning January 1 thru December 31.

Annual license maintenance obligations extend through the life of the patents. The following table reflects the Company’s annual license maintenance fee commitments:

Year Ending
September 30,
2015	$45,000
2016	50,000
2017	50,000
2018	50,000
$195,000

In addition, MIT is entitled to royalties on applicable future product sales, if any. The annual payments may be applied towards royalties payable to MIT for that year for product sales.

The Company is obligated to indemnify MIT and related parties from losses arising from claims relating to the exercise of any rights granted to the Company under the license, with certain exceptions. The maximum potential amount of future payments the Company could be required to make under this provision is unlimited. The Company considers there to be a low performance risk as of September 30, 2014.

The agreement expires upon the expiration or abandonment of all patents that are issued and licensed to the Company by MIT under such agreement. The Company expects that patents will be issued from presently pending U.S. and foreign patent applications. Any such patent will have a term of 20 years from the filing date of the underlying application. MIT may terminate the agreement immediately, if the Company ceases to carry on its business, if any nonpayment by the Company is not cured or the Company commits a material breach that is not cured. The Company may terminate the agreement for any reason upon six months’ notice to MIT.

Leases

On August 30, 2013, the Company entered into a sublease agreement for an office facility located at 20 William Street, Suite 270, Wellesley, Massachusetts 02481, effective October 1, 2013. The Company has leased this office space pursuant to the terms of a sublease agreement (the “Sublease”) with Stream Global Services, Inc. Pursuant to the terms of the Sublease, the Company has agreed to rent the leased premises, comprising approximately 2,322 square feet, through March 31, 2015 for an annual base rent equal to $26 per square foot, which is payable in monthly rental payments amounting to $5,031. In addition, the Sublease requires that the Company pay for certain operating expenses of the leased premises and a security deposit of $10,062.

The following table reflects the Company’s future minimum lease payments due under this noncancelable lease agreement as of September 30, 2014:

Year Ending
September 30,
2015	$30,186

$30,186